Material Agreements (Details) - USD ($)								1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 07, 2022	May 01, 2022	Apr. 06, 2022	Jan. 01, 2020	Oct. 01, 2019	Jun. 10, 2019	Dec. 11, 2018	Jun. 30, 2022	Jul. 30, 2020	May 31, 2020	May 31, 2019	Apr. 30, 2019	Sep. 15, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Aug. 01, 2022	Jul. 11, 2022	Feb. 02, 2022
Material Agreements (Details) [Line Items]
Payment term percentage													20.00%
Advance payment percentage													30.00%
Remaining payment percentage													50.00%
Common stock, shares issued (in Shares)																365,091	73,517	0
Percentage of purchase price										3.50%
Percentage of factoring fees increases									3.50%
Consulting fees																		$ 15,000
Monthly payment terms											$ 15,000	$ 4,000
Shares of common stock (in Shares)											450,000	10,000
Consulting services																		$ 0	$ 0
Shares issued (in Shares)		1,000,000						0										0	97,250,000	1,000,000
Advisor received												$ 15,000
Restricted shares, percentage							4.00%
Agreement term					1 year
Consulting agreement, description																		The Company will issue 50,000 shares to the consultant each quarter, up to a total of 200,000 shares for the year. The Company paid $0 and $40,000 in fees during the years ended June 30, 2022 and 2021, respectively. The Company issued 0 and 50,000 shares to the consultant for consulting services during the years ended June 30, 2022 and 2021, respectively.
Equity purchase agreement	the Company signed a two year purchase agreement (“Equity Purchase Agreement”) with an investor. Pursuant to the terms of the Equity Purchase Agreement, the investor agreed to purchase up to $5 million of the Company’s common stock (subject to certain limitations) from time to time during the term of the Equity Purchase Agreement. The common stock transactions will be “put” to the investor, at the option of the Company, at a discount equal to 80% of the average of the two lowest daily stock prices during a ten day period, in exchange for working capital proceeds. The Company will register the shares before puts are allowed. There is a commitment fee of 500,000 shares that will be issued to the investor. During the three months ended March 31, 2023 and 2022, the Company issued 4,429,130 and 0 shares of common stock to the investor in exchange for proceeds for working capital. During the Nine Months ended March 31, 2023 and 2022, the Company issued 9,429,130 and 0 shares of common stock to the investor in exchange for proceeds for working capital.
Investor relations agreement description		on May 1, 2022, requiring $10,000 per month and $20,000 worth of restricted stock issued 4 times in 2022, beginning May 1, 2022, June 1, September 1, and December 1, 2022. The agreement will automatically renew annually unless 60 days’ notice is given by either party. The Company paid $20,000 and issued 70,922 shares for investment relations services during the three months ended March 31, 2023. The Company paid $20,000 and issued 70,922 shares for investment relations services during the Nine Months ended March 31, 2023. No fees or shares were issued during the three and Nine Months ended March 31, 2021.
Gross proceeds										1.50%
Closing equal percentage										2.50%
Issuance of equity securities										7.00%
Common Stock [Member]
Material Agreements (Details) [Line Items]
Common stock, shares issued (in Shares)																53,206,652
Minimum [Member]
Material Agreements (Details) [Line Items]
Agent receives percentage							4.00%
Maximum [Member]
Material Agreements (Details) [Line Items]
Agent receives percentage							8.00%
Preferred Series G Stock [Member]
Material Agreements (Details) [Line Items]
Common stock, shares issued (in Shares)																		51
Shares issued (in Shares)								25										25
Chief Financial Officer [Member]
Material Agreements (Details) [Line Items]
Voting power percentage																		25.00%
Equity Method Investments [Member]
Material Agreements (Details) [Line Items]
Equity interest								4.50%										4.50%
Equity Method Investments [Member] | Common Stock [Member]
Material Agreements (Details) [Line Items]
Equity interest								4.50%										4.50%
Subsequent Event [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																					800,000
Chief Executive Officer [Member]
Material Agreements (Details) [Line Items]
Annual compensation				$ 500,000														$ 500,000
Preferred voting rights																		Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CEO, more than 51% of the total voting rights.
Non-compete agreement and severance benefits				$ 90,000				$ 90,000										$ 90,000
Voting power percentage								26.00%										26.00%
Voting rights percentage				26.00%
Chief Executive Officer [Member] | Preferred Series G Stock [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																		26
Shares issued (in Shares)								26										26
Chief Financial Officer [Member]
Material Agreements (Details) [Line Items]
Annual compensation				$ 250,000
Preferred voting rights																		bonus based on profitability and revenue growth and preferred stock to maintain, together with the CFO, more than 51% of the total voting rights
Non-compete agreement and severance benefits				$ 72,000				$ 72,000										$ 72,000
Voting power percentage								25.00%
Voting rights percentage				25.00%
Chief Financial Officer [Member] | Preferred Series G Stock [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																		25
Consulting Agreement [Member]
Material Agreements (Details) [Line Items]
Consulting services																		$ 0	$ 0
Agency Agreement [Member]
Material Agreements (Details) [Line Items]
Paid fees																		0	40,000
Investor Relations and Advisory Agreement [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																						61,017
Paid fees																		0	0
Restricted common stock																		8,000
Investor Relations and Advisory Agreement [Member] | Subsequent Event [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																				1,000,000
Investor Relations Consulting Agreement [Member]
Material Agreements (Details) [Line Items]
Restricted common stock			$ 20,000
Pays agreement			$ 10,000
Business Development and Marketing Agreement [Member]
Material Agreements (Details) [Line Items]
Consulting services																		12,500	42,500
Shares issued (in Shares)						15,000
Paid fees																		$ 0	$ 102,500
Pays agreement						$ 20,000
Manufacturing and Distributorship Agreement [Member]
Material Agreements (Details) [Line Items]
Minimum purchase commitment													$ 2,000,000
Equity Purchase Agreement [Member]
Material Agreements (Details) [Line Items]
Value of shares purchased										$ 10,000,000
Common stock, shares issued (in Shares)														0	500,000	0	1,625,000	1,125,000	3,279,693
Purchase agreement term										2 years
Accounts Receivable Factoring Agreement [Member]
Material Agreements (Details) [Line Items]
Percentage of purchase price									80.00%
Percentage of factoring fees									2.50%
Percentage of factoring fees increases									3.50%
Credit line									$ 1,000,000
Factored receivables									$ 300,000
Collection fees														$ 30,964	$ 11,216	$ 150,183	$ 36,244	$ 73,865	$ 77,600
Manufacturing And Distributorship Agreement [Member]
Material Agreements (Details) [Line Items]
Minimum purchase commitment													$ 2,000,000
Payment term percentage													20.00%
Advance payment percentage													30.00%
Remaining payment percentage													50.00%
Agreement term													2 years